Investment in finance leases, net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Flight Equipment, Net [Abstract]
Financing leases, interest income	$ 61.3	$ 54.1